Cash Generated from Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash Generated from Operations
32.	Cash Generated from Operations
Cash flows from operating activities for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
1. Profit for the year	￦	719,412	￦	695,868	￦	746,256
2. Adjustments to reconcile net income
Income tax expense		314,565		320,060		285,349
Interest income		(265,817)		(303,722)		(291,425)
Interest expense		296,894		278,975		265,035
Dividends income		(2,910)		(3,408)		(4,442)
Depreciation		2,735,413		2,567,754		2,635,307
Amortization of intangible assets		629,526		660,705		628,154
Depreciation of right-of-use assets		—		433,199		404,174
Provision for severance benefits		245,926		256,525		255,615
Impairment losses on trade receivables		113,064		60,193		139,957
Share of net profit or loss of associates and joint ventures		5,912		3,252		(18,041)
Loss(gain) on disposal of associates and joint ventures		(3,737)		30		111
Loss(gain) on disposal of right-of-use assets		—		1,556		2,047
Impairment losses on assets held for sale		—		7,586		—
Loss on disposal of property and equipment and investment in properties		68,688		49,284		55,590
Loss(gain) on disposal of intangible assets		(4,256)		(1,248)		246
Loss on impairment of intangible assets		12,997		61,899		211,636
Loss(gain) on foreign currency translation		68,952		75,998		(138,011)
Loss(gain) on valuation and settlement of derivatives, net		(92,210)		(70,482)		155,600
Loss(gain) on disposal of financial assets at fair value through profit or loss		(1,712)		(5,115)		329
Gain on valuation of financial assets at fair value through profit or loss		(10,768)		(4,335)		(59,044)
Loss(gain) on disposal of financial assets at amortized cost		(44)		43		(138)
Others		(55,969)		143,500		127,949
3. Changes in operating assets and liabilities
Decrease(increase) in trade receivables		(81,217)		(433,292)		66,462
Decrease(Increase) in other receivables		356,643		(79,130)		685,209
Decrease(increase) in other current assets		(123,258)		984		9,089
Decrease(increase) in other non-current assets		19,556		(178,180)		(86,039)
Decrease(increase) in inventories		(480,543)		240,488		288,507
Increase(decrease) in trade payables		(167,841)		44,354		(135,760)
Decrease in other payables		(448,301)		(102,375)		(1,232,646)
Increase in other current liabilities		291,548		43,384		127,076
Increase(decrease) in other non-current liabilities		144,072		(199,547)		(56,319)
Decrease(Increase) in provisions		85,946		(12,164)		2,264
Decrease(Increase) in deferred revenue		48,201		641		(1,948)
Increase in plan assets		(53,301)		(375,499)		(136,336)
Payment of severance benefits		(153,209)		(119,716)		(186,520)

4. Cash generated from operations (1+2+3)	￦	4,212,222	￦	4,058,065	￦	4,745,293

The Group made agreements with securitization specialty companies and disposed of its trade receivables related to handset sales (Note 20). Cash flows from the disposals are presented in cash generated from operations.

Significant transactions not affecting cash flows for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Reclassification of the current portion of borrowings	￦	1,149,599	￦	1,030,056	￦	1,229,359
Reclassification of construction-in-progress to property and equipment		1,988,014		2,698,146		3,011,519
Reclassification of accounts payable from property and equipment		122,185		685,859		22,052
Reclassification of accounts payable from intangible assets		584,595		(356,911)		(345,675)
Reclassification of payable from defined benefit liability		(31,838)		(19,053)		72,346
Reclassification of payable from plan assets		(9,497)		(14,298)		66,046